Goodwill And Other Intangible Assets, Net (Estimated Aggregate Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 37,561
2017	27,213
2018	21,206
2019	20,117
2020	13,760
2021 and after	27,765
Amortized cost	$ 147,622	$ 132,921